Discontinued Operations (Balance Sheet and Income Statement Summary) (Schedules) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 0.0	$ 4.6	$ 0.0
Goodwill	29,001.6	23,748.8	13,877.6
Chellomedia [Member]
Assets:
Investments	0.0	21.1
Discontinued operations [Member]
Disposal Group, Not Discontinued Operation, Income Statement Disclosures [Abstract]
Income tax expense	0.1	22.7	28.1
Discontinued operations [Member] | Chellomedia [Member]
Assets:
Cash and cash equivalents		4.6
Other current assets		234.1
Investments		21.1
Property and equipment, net		43.1
Goodwill		224.4
Other assets		225.0
Total assets		752.3
Liabilities:
Current liabilities		127.5
Other long-term liabilities		19.8
Total liabilities		147.3
Total equity		605.0
Total liabilities and equity		752.3
Discontinued operations [Member] | Chellomedia and Austar [Member]
Disposal Group, Not Discontinued Operation, Income Statement Disclosures [Abstract]
Revenue	26.6	408.6	673.7
Operating income	0.6	12.1	78.7
Earnings (loss) before income taxes and noncontrolling interests	0.9	(1.0)	75.2
Income tax expense	(0.1)	(22.7)	(28.1)
Earnings (loss) from discontinued operations attributable to Liberty Global shareholders, net of taxes	$ 0.8	$ (26.3)	$ 22.4